UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   655 Madison Avenue, 21st Floor
           New York, NY  10065


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      110,564
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANNALY CAP MGMT INC         COM            035710409    1,663   100,000 SH       SOLE                  100,000      0    0
BED BATH & BEYOND INC       COM            075896100    6,591   115,000 SH       SOLE                  115,000      0    0
CHEESECAKE FACTORY INC      COM            163072101    1,849    75,000 SH       SOLE                   75,000      0    0
CHINA CERAMICS CO LTD       SHS            G2113X100      111    40,000 SH       SOLE                   40,000      0    0
CITIGROUP INC               COM NEW        172967424    2,049    80,000 SH       SOLE                   80,000      0    0
CITIGROUP INC               COM NEW        172967424    1,537    60,000 SH  CALL SOLE                   60,000      0    0
COWEN GROUP INC NEW         CL A           223622101      813   300,000 SH       SOLE                  300,000      0    0
EXPEDITORS INTL WASH INC    COM            302130109    2,433    60,000 SH       SOLE                   60,000      0    0
EXXON MOBIL CORP            COM            30231G102    6,174    85,000 SH       SOLE                   85,000      0    0
FORD MTR CO DEL             COM PAR $0.01  345370860      967   100,000 SH       SOLE                  100,000      0    0
HOME DEPOT INC              COM            437076102    4,602   140,000 SH       SOLE                  140,000      0    0
ISHARES TR                  US PFD STK IDX 464288687    1,068    30,000 SH       SOLE                   30,000      0    0
KENNAMETAL INC              COM            489170100    2,292    70,000 SH       SOLE                   70,000      0    0
KORN FERRY INTL             COM NEW        500643200      610    50,000 SH       SOLE                   50,000      0    0
MONSTER WORLDWIDE INC       COM            611742107    1,077   150,000 SH       SOLE                  150,000      0    0
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC 67059L102    2,759    90,000 SH       SOLE                   90,000      0    0
OLIN CORP                   COM PAR $1     680665205    1,801   100,000 SH       SOLE                  100,000      0    0
PACCAR INC                  COM            693718108    3,308    97,800 SH       SOLE                   97,800      0    0
PANTRY INC                  COM            698657103    1,639   135,100 SH       SOLE                  135,100      0    0
POTASH CORP SASK INC        COM            73755L107    2,161    50,000 SH       SOLE                   50,000      0    0
PROSHARES TR                PSHSULSHTSP500 74347R883    6,373   250,000 SH       SOLE                  250,000      0    0
REGENCY ENERGY PARTNERS L P COM UNITS LP   75885Y107    2,688   120,000 SH       SOLE                  120,000      0    0
RYDER SYS INC               COM            783549108    2,813    75,000 SH       SOLE                   75,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107    3,952    25,000 SH       SOLE                   25,000      0    0
SPDR S&P 500 ETF TR         TR UNIT        78462F103   42,431   375,000 SH       SOLE                  375,000      0    0
SPRINT NEXTEL CORP          COM SER 1      852061100    3,040 1,000,000 SH       SOLE                1,000,000      0    0
UNITED PARCEL SERVICE INC   CL B           911312106    3,158    50,000 SH       SOLE                   50,000      0    0
YM BIOSCIENCES INC          COM            984238105      605   325,000 SH       SOLE                  325,000      0    0


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